Other current assets	12 Months Ended
Dec. 31, 2022
Other Current Assets [Abstract]
Other current assets
23. Other current assets

	At December 31,

(Euro thousands)	2022	2021

Tax recoverable	10,164	10,449
Advances and payments on account to vendors	7,238	7,496
Prepaid expenses	6,205	5,491
Deposits of rental, utility and other	2,055	1,766
Governmental grants	—	9,462
Other	4,805	7,042

Total other current assets	30,467	41,706